UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2015

Date of Reporting Period: 06/30/2015

Item 1. Schedule of Investments.

		NICHOLAS II, INC.
		SCHEDULE OF INVESTMENTS (UNAUDITED)
		AS OF June 30, 2015

	SHARES OR
	PRINCIPAL
	AMOUNT		VALUE
-	------------		------------
	COMMON STOCKS -- 94.95%
		Consumer Discretionary - Automobiles &
		Components -- 2.03%
	75,000	BorgWarner Inc.	$ 4,263,000
	55,000	Delphi Automotive PLC	4,679,950
	395,000	Gentex Corporation	6,485,900
			------------
			15,428,850
			------------
		Consumer Discretionary - Durables &
		Apparel -- 4.08%
	251,250	Jarden Corporation *	13,002,188
	82,500	Polaris Industries Inc.	12,219,075
	90,000	Tupperware Brands Corporation	5,808,600
			------------
			31,029,863
			------------
		Consumer Discretionary -
		Retailing -- 11.58%
	185,000	CarMax, Inc. *	12,248,850
	580,000	LKQ Corporation *	17,542,100
	125,000	Nordstrom, Inc.	9,312,500
	55,000	O'Reilly Automotive, Inc. *	12,428,900
	152,500	Tractor Supply Company	13,715,850
	75,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	11,583,750
	135,000	Williams-Sonoma, Inc.	11,106,450
			------------
			87,938,400
			------------
		Consumer Discretionary - Services -- 4.11%
	180,000	Dunkin' Brands Group, Inc.	9,900,000
	142,306	InterContinental Hotels Group PLC	5,757,701
	180,000	Starbucks Corporation	9,650,700
	72,500	Starwood Hotels & Resorts Worldwide, Inc.	5,879,025
			------------
			31,187,426
			------------
		Consumer Staples - Food & Staples
		Retailing -- 1.14%
	95,000	PriceSmart, Inc.	8,667,800
			------------
		Consumer Staples - Food, Beverage &
		Tobacco -- 0.78%
	15,000	Monster Beverage Corporation *	2,010,300
	80,000	WhiteWave Foods Company (The) - Class A *	3,910,400
			------------
			5,920,700
			------------
		Consumer Staples - Household & Personal
		Products -- 1.41%
	55,000	Church & Dwight Co., Inc.	4,462,150
	132,500	Nu Skin Enterprises, Inc. - Class A	6,244,725
			------------
			10,706,875
			------------
		Energy -- 1.69%
	135,000	Enlink Midstream LLC	4,197,150
	224,952	Kinder Morgan, Inc.	8,635,907
			------------
			12,833,057
			------------
		Financials - Banks -- 2.18%
	75,000	Cullen/Frost Bankers, Inc.	5,893,500
	485,000	Huntington Bancshares Incorporated	5,485,350
	120,000	SunTrust Banks, Inc.	5,162,400
			------------

		16,541,250
		------------
	Financials - Diversified -- 3.60%
45,000	Affiliated Managers Group, Inc. *	9,837,000
170,000	Raymond James Financial, Inc.	10,128,600
95,000	T. Rowe Price Group, Inc.	7,384,350
		------------
		27,349,950
		------------
	Financials - Insurance -- 2.78%
110,000	Aon plc	10,964,800
217,000	Willis Group Holdings PLC	10,177,300
		------------
		21,142,100
		------------
	Financials - Real Estate -- 1.46%
300,000	CBRE Group, Inc. *	11,100,000
		------------
	Health Care - Equipment &
	Services -- 10.41%
145,000	Cardinal Health, Inc.	12,129,250
52,500	Cooper Companies, Inc. (The)	9,343,425
145,000	DaVita HealthCare Partners Inc. *	11,523,150
205,000	DENTSPLY International Inc.	10,567,750
175,000	ResMed Inc.	9,864,750
90,000	Teleflex Incorporated	12,190,500
95,000	Universal Health Services, Inc. - Class B	13,499,500
		------------
		79,118,325
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 9.92%
32,500	Alexion Pharmaceuticals, Inc. *	5,875,025
80,000	Celgene Corporation *	9,258,800
53,000	Jazz Pharmaceuticals public limited
	company *	9,331,710
70,000	Mylan N.V. *	4,750,200
40,000	Perrigo Company plc	7,393,200
16,500	Regeneron Pharmaceuticals, Inc. *	8,417,145
93,920	Thermo Fisher Scientific Inc.	12,187,059
60,000	Valeant Pharmaceuticals
	International, Inc. *	13,329,000
39,000	Vertex Pharmaceuticals Incorporated *	4,815,720
		------------
		75,357,859
		------------
	Industrials - Capital Goods -- 10.65%
340,000	Allison Transmission Holdings, Inc.	9,948,400
197,500	AMETEK, Inc.	10,819,050
236,000	Fastenal Company	9,954,480
205,000	Fortune Brands Home & Security, Inc.	9,393,100
130,000	IDEX Corporation	10,215,400
100,000	Nordson Corporation	7,789,000
75,000	Snap-on Incorporated	11,943,750
115,000	Westinghouse Air Brake Technologies
	Corporation	10,837,600
		------------
		80,900,780
		------------
	Industrials - Commercial & Professional
	Services -- 4.12%
280,000	ADT Corporation (The)	9,399,600
105,000	IHS Inc. - Class A *	13,506,150
62,500	Stericycle, Inc. *	8,369,375
		------------
		31,275,125
		------------
	Industrials - Transportation -- 1.15%
100,000	Ryder System, Inc.	8,737,000
		------------
	Information Technology - Hardware &
	Equipment -- 3.54%
280,000	CDW Corporation	9,598,400
67,500	F5 Networks, Inc. *	8,123,625
305,000	NCR Corporation *	9,180,500

		------------
		26,902,525
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 2.74%
75,000	Avago Technologies Limited	9,969,750
228,750	Microchip Technology Incorporated	10,848,469
		------------
		20,818,219
		------------
	Information Technology - Software &
	Services -- 13.26%
115,000	Akamai Technologies, Inc. *	8,029,300
135,000	ANSYS, Inc. *	12,317,400
170,000	CDK Global, Inc.	9,176,600
135,000	Check Point Software Technologies Ltd. *	10,739,250
101,874	Fiserv, Inc. *	8,438,223
80,000	FleetCor Technologies, Inc. *	12,484,800
85,000	Global Payments Inc.	8,793,250
47,500	MercadoLibre, Inc.	6,730,750
100,000	Red Hat, Inc. *	7,593,000
330,000	Vantiv, Inc. - Class A *	12,602,700
50,000	Workday, Inc. *	3,819,500
		------------
		100,724,773
		------------
	Materials -- 2.32%
85,000	Airgas, Inc.	8,991,300
135,000	AptarGroup, Inc.	8,608,950
		------------
		17,600,250
		------------
	TOTAL COMMON STOCKS
	(cost $404,045,303)	721,281,127
		------------
SHORT-TERM INVESTMENTS -- 5.06%
	Commercial Paper - 4.77%
$800,000	Bacardi Corporation 07/01/15, 0.44%	800,000
775,000	Hyundai Capital America, Inc.
	07/02/15, 0.40	774,991
1,000,000	Hyundai Capital America, Inc.
	07/06/15, 0.50	999,931
1,750,000	AutoZone, Inc. 07/07/15, 0.38%	1,749,889
1,200,000	Bacardi-Martini B.V. 07/08/15, 0.44%	1,199,897
500,000	Rockwell Collins, Inc. 07/08/15, 0.38%	499,963
1,000,000	Williams Partners L.P. 07/08/15, 0.50%	999,903
1,500,000	Valspar Corporation (The) 07/09/15, 0.38%	1,499,873
1,000,000	Discovery Communications, LLC
	07/10/15, 0.43%	999,893
1,000,000	Rockwell Collins, Inc. 07/10/15, 0.48%	999,880
1,000,000	Marriott International, Inc.
	07/13/15, 0.38%	999,873
525,000	Molson Coors Brewing Company
	07/14/15, 0.40%	524,924
1,000,000	Bemis Company, Inc. 07/15/15, 0.43%	999,833
1,000,000	AutoZone, Inc. 07/16/15, 0.40%	999,833
1,300,000	Valspar Corporation (The) 07/16/15, 0.43%	1,299,767
2,500,000	Michelin Luxembourg S.C.S. 07/20/15, 0.40%	2,499,472
1,675,000	PPG Industries, Inc. 07/21/15, 0.45%	1,674,581
2,500,000	PPG Industries, Inc. 07/23/15, 0.45%	2,499,313
672,000	Discovery Communications, LLC
	07/24/15, 0.42%	671,820
950,000	Bemis Company, Inc. 07/27/15, 0.45%	949,691
1,075,000	Marriott International, Inc.
	07/28/15, 0.47%	1,074,621
1,900,000	V.F. Corporation 07/29/15, 0.36%	1,899,468
1,400,000	Thomson Reuters Corporation
	08/04/15, 0.50%	1,399,339
1,000,000	Bacardi U.S.A., Inc. 08/05/15, 0.48%	999,533
1,050,000	Thomson Reuters Corporation
	08/10/15, 0.52%	1,049,393
1,000,000	Rockwell Collins, Inc. 08/14/15, 0.48%	999,413
900,000	V.F. Corporation 08/17/15, 0.38%	899,554
1,225,000	Campbell Soup Company 08/26/15, 0.40%	1,224,238
1,525,000	Campbell Soup Company 09/08/15, 0.46%	1,523,656

1,575,000	Pall Corporation 09/21/15, 0.55%	1,573,027
		------------
		36,285,569
		------------
	Variable Rate Security - 0.29%
2,187,836	Fidelity Institutional Money Market
	Fund - Class I	2,187,836
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $38,473,405)	38,473,405
		------------
	TOTAL INVESTMENTS
	(cost $442,518,708) - 100.01%	759,754,532
		------------

	LIABILITIES, NET OF OTHER ASSETS - (0.01)%	(102,815)
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$759,651,717
		------------
		------------

* Non-income producing.

As of June 30, 2015, investment cost for federal tax purposes was
$442,214,262 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$321,381,458
Unrealized depreciation	(3,841,188)
------------
Net unrealized appreciation	$317,540,270
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$721,281,127
Variable Rate Security	2,187,836
Level 2 -
Commercial Paper	36,285,569
Level 3 -
None	--
------------
Total	$759,754,532
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/13/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/13/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/13/2015